[Transamerica Life Insurance Company]

March 15, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Fidelity Variable Annuity Account

File No. 811-2954, CIK 0000726352

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Fidelity Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On February 27, 2004, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384);

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Darin D. Smith

Darin D. Smith Assistant General Counsel Financial Markets Group